INVENTORIES (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Inventories [Abstract]
Raw materials	$ 153,433,000	$ 138,792,000
Work in progress	98,245,000	84,401,000
Finished goods	44,202,000	33,673,000
Current inventories	295,880,000	256,866,000
Inventory write-down	15,980,000	2,709,000
Inventories, at net realisable value	6,904,000	591,000
Cost of inventories recognised as expense during period	$ 1,024,143,000	$ 912,608,000